UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Growth Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Aerospace & Defense – 4.4%
4,305	Boeing Company	$1,191,624
6,856	Spirit AeroSystems Holdings Inc.	577,618
1,540	TransDigm Group Inc.	437,036
	Total Aerospace & Defense	2,206,278
	Airlines – 1.2%
9,650	Southwest Airlines Co.	585,465
	Auto Components – 1.2%
3,365	Lear Corporation	608,695
	Banks – 1.0%
4,777	JP Morgan Chase & Co.	499,292
	Beverages – 1.1%
4,930	PepsiCo, Inc.	574,444
	Biotechnology – 5.8%
5,176	Amgen Inc.	909,216
3,059	Biogen Inc.	985,518
10,136	Bioverativ, Inc.	507,003
6,615	Gilead Sciences, Inc.	494,670
	Total Biotechnology	2,896,407
	Capital Markets – 2.2%
3,666	Moody's Corporation	556,572
5,542	T. Rowe Price Group Inc.	570,383
	Total Capital Markets	1,126,955
	Communications Equipment – 0.8%
3,087	F5 Networks, Inc., (2)	414,275
	Food & Staples Retailing – 3.8%
17,709	Sysco Corporation	1,022,340
12,025	Walgreens Boots Alliance Inc.	874,939
	Total Food & Staples Retailing	1,897,279
	Health Care Providers & Services – 13.6%
4,069	Aetna Inc.	733,152
7,565	AmerisourceBergen Corporation	641,663
3,035	Anthem Inc.	713,104
7,879	Cardinal Health, Inc.	466,358
NUVEEN      1

Nuveen Growth Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
13,374	Express Scripts, Holding Company	$871,717
2,773	Humana Inc.	723,365
3,967	McKesson HBOC Inc.	586,085
9,205	UnitedHealth Group Incorporated	2,100,305
	Total Health Care Providers & Services	6,835,749
	Health Care Technology – 1.0%
8,742	Veeva Systems Inc., Class A Shares, (2)	526,356
	Hotels, Restaurants & Leisure – 5.0%
2,751	Dominos Pizza Inc	512,126
7,717	Marriott International, Inc., Class A	980,059
5,867	McDonald's Corporation	1,008,948
	Total Hotels, Restaurants & Leisure	2,501,133
	Insurance – 1.4%
4,222	Reinsurance Group of America Inc	684,175
	Internet Software & Services – 7.7%
3,209	Alphabet Inc., Class A	3,325,070
2,891	Facebook Inc., Class A Shares	512,227
	Total Internet Software & Services	3,837,297
	IT Services – 10.7%
10,837	Booz Allen Hamilton Holding	419,284
5,092	Henry Jack and Associates Inc	587,209
13,598	MasterCard, Inc.	2,046,091
20,569	Visa Inc.	2,315,864
	Total IT Services	5,368,448
	Media – 4.3%
11,613	Comcast Corporation, Class A	435,952
7,012	Discovery Communications Inc., Class A Shares	133,368
10,501	Omnicom Group, Inc.	750,192
5,671	Scripps Networks Interactive, Class A Shares	464,115
3,604	Walt Disney Company	377,771
	Total Media	2,161,398
	Multiline Retail – 1.2%
9,713	Target Corporation	581,809
	Software – 13.9%
14,574	Cadence Design Systems, Inc.	639,944
6,343	Intuit, Inc.	997,247
36,724	Microsoft Corporation	3,091,059
5,208	Red Hat, Inc.	660,166
6,407	Synopsys Inc.	579,065
2      NUVEEN

Shares	Description (1)	Value
	Software (continued)
8,421	VMware Inc.	$ 1,011,446
	Total Software	6,978,927
	Specialty Retail – 9.9%
17,609	Gap, Inc.	568,947
13,803	Home Depot, Inc.	2,482,056
12,858	Lowe's Companies, Inc.	1,071,971
11,007	Ross Stores, Inc.	836,862
	Total Specialty Retail	4,959,836
	Technology Hardware, Storage & Peripherals – 7.4%
21,463	Apple, Inc.	3,688,416
	Tobacco – 1.7%
5,285	Altria Group, Inc.	358,482
4,911	Philip Morris International	504,605
	Total Tobacco	863,087
	Total Long-Term Investments (cost $36,466,585)	49,795,721

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$ 380	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/17, repurchase price $380,371, collateralized by $365,000 U.S. Treasury Notes, 3.625%, due 2/15/21, value $388,352	0.120%	12/01/17	$ 380,370
	Total Short-Term Investments (cost $380,370)			380,370
	Total Investments (cost $36,846,955) – 100.1%			50,176,091
	Other Assets Less Liabilities – (0.1)%			(40,961)
	Net Assets – 100%			$ 50,135,130
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      3

Nuveen Growth Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$49,795,721	$ —	$ —	$49,795,721
Short-Term Investments:
Repurchase Agreements	—	380,370	—	380,370
Total	$49,795,721	$380,370	$ —	$50,176,091
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$36,986,544
Gross unrealized:
Appreciation	$13,993,120
Depreciation	(803,573)
Net unrealized appreciation (depreciation) of investments	$13,189,547
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
4      NUVEEN

Nuveen Equity Long/Short Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 143.8%
	COMMON STOCKS – 143.8%
	Aerospace & Defense – 5.1%
7,700	Boeing Company	$2,131,360
4,200	Lockheed Martin Corporation	1,340,304
19,200	Spirit AeroSystems Holdings Inc.	1,617,600
5,500	TransDigm Group Inc.	1,560,845
	Total Aerospace & Defense	6,650,109
	Auto Components – 3.7%
15,600	Delphi Automotive PLC	1,632,852
9,100	Lear Corporation	1,646,099
11,800	Visteon Corporation	1,553,942
	Total Auto Components	4,832,893
	Automobiles – 3.3%
76,000	Ford Motor Company	951,520
39,800	General Motors Company	1,714,982
10,300	Thor Industries, Inc.	1,581,565
	Total Automobiles	4,248,067
	Banks – 4.3%
60,400	Bank of America Corporation	1,701,468
30,600	Citigroup Inc.	2,310,300
28,200	Western Alliance Bancorporation, (2)	1,640,676
	Total Banks	5,652,444
	Biotechnology – 12.6%
22,100	AbbVie Inc.	2,141,932
14,500	Alexion Pharmaceuticals Inc.	1,592,245
11,400	Amgen Inc.	2,002,524
5,700	Biogen Inc.	1,836,369
31,800	Bioverativ, Inc.	1,590,636
15,300	Celgene Corporation	1,542,699
59,000	Exelixis, Inc.	1,597,720
22,200	Gilead Sciences, Inc.	1,660,116
2,600	Regeneron Pharmaceuticals, Inc.	940,836
10,900	Vertex Pharmaceuticals Inc.	1,572,761
	Total Biotechnology	16,477,838
	Capital Markets – 11.5%
10,300	Ameriprise Financial, Inc.	1,681,269
30,900	Bank New York Mellon	1,691,466
NUVEEN      5

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
45,100	Invesco LTD	$1,631,267
33,600	Morgan Stanley	1,734,096
12,300	MSCI Inc., Class A Shares	1,583,010
10,400	S&P Global, Inc.	1,720,992
23,500	SEI Investments Company	1,653,460
16,600	State Street Corporation	1,582,810
16,600	T. Rowe Price Group Inc.	1,708,472
	Total Capital Markets	14,986,842
	Chemicals – 1.2%
42,700	Olin Corporation	1,521,828
	Commercial Services & Supplies – 1.0%
26,700	KAR Auction Services Inc	1,344,879
	Communications Equipment – 0.5%
23,000	Juniper Networks Inc.	638,480
	Consumer Finance – 1.9%
36,100	Ally Financial Inc.	969,646
4,900	Credit Acceptance Corporation	1,484,210
	Total Consumer Finance	2,453,856
	Containers & Packaging – 2.8%
20,200	Berry Plastics Corporation	1,207,354
52,500	Graphic Packaging Holding Company	803,775
27,300	WestRock Company	1,703,793
	Total Containers & Packaging	3,714,922
	Electrical Equipment – 1.1%
18,500	Regal-Beloit Corporation	1,423,575
	Electronic Equipment, Instruments & Components – 1.2%
52,700	Jabil Inc.	1,520,395
	Equity Real Estate Investment Trust – 1.7%
9,100	Coresite Realty Corporation	1,032,668
13,800	Extra Space Storage Inc.	1,177,968
	Total Equity Real Estate Investment Trust	2,210,636
	Food & Staples Retailing – 4.6%
7,600	Costco Wholesale Corporation	1,401,668
25,100	CVS Health Corporation	1,922,660
8,700	Walgreens Boots Alliance Inc.	633,012
21,400	Wal-Mart Stores, Inc.	2,080,722
	Total Food & Staples Retailing	6,038,062
6      NUVEEN

Shares	Description (1)	Value
	Food Products – 0.8%
27,900	Archer-Daniels-Midland Company	$ 1,112,652
	Health Care Providers & Services – 10.7%
8,500	Aetna Inc.	1,531,530
8,400	AmerisourceBergen Corporation	712,488
16,200	Centene Corporation, (2)	1,653,858
8,500	CIGNA Corporation	1,799,705
26,000	Express Scripts, Holding Company	1,694,680
6,900	Humana Inc.	1,799,934
5,600	McKesson HBOC Inc.	827,344
10,200	UnitedHealth Group Incorporated	2,327,334
7,300	Wellcare Health Plans Inc.	1,554,827
	Total Health Care Providers & Services	13,901,700
	Hotels, Restaurants & Leisure – 7.4%
19,600	Carnival Corporation	1,286,544
21,200	Dunkin Brands Group Inc	1,265,640
22,600	Hyatt Hotels Corporation, Class A	1,635,336
7,400	Marriott International, Inc., Class A	939,800
11,800	McDonald's Corporation	2,029,246
13,300	Royal Caribbean Cruises Limited	1,647,604
5,600	Wynn Resorts Ltd	885,248
	Total Hotels, Restaurants & Leisure	9,689,418
	Household Durables – 1.2%
27,300	Tempur Sealy International, Inc.	1,580,943
	Independent Power & Renewable Electricity Producers – 0.8%
105,350	AES Corporation	1,114,603
	Insurance – 1.9%
9,600	Lincoln National Corporation	734,880
15,600	Prudential Financial, Inc.	1,807,104
	Total Insurance	2,541,984
	Internet & Direct Marketing Retail – 2.7%
12,900	Expedia, Inc.	1,580,250
1,100	Priceline Group Incorporated	1,913,681
	Total Internet & Direct Marketing Retail	3,493,931
	Internet Software & Services – 4.8%
1,800	Alphabet Inc., Class A	1,865,106
6,500	Facebook Inc., Class A Shares	1,151,670
12,400	IAC/InterActiveCorp	1,578,148
14,100	VeriSign, Inc.	1,622,910
	Total Internet Software & Services	6,217,834
NUVEEN      7

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	IT Services – 4.4%
35,100	Booz Allen Hamilton Holding	$1,358,019
13,700	MasterCard, Inc.	2,061,439
20,800	Visa Inc.	2,341,872
	Total IT Services	5,761,330
	Leisure Products – 1.2%
12,500	Polaris Industries Inc.	1,587,625
	Machinery – 4.7%
39,800	Allison Transmission Holdings Inc.	1,633,392
15,700	Ingersoll Rand Company Limited, Class A	1,375,634
34,500	Terex Corporation	1,613,220
10,000	WABCO Holdings Inc.	1,494,500
	Total Machinery	6,116,746
	Metals & Mining – 1.0%
90,500	Freeport-McMoRan, Inc	1,259,760
	Multiline Retail – 3.1%
22,500	Kohl's Corporation	1,079,325
30,200	Nordstrom, Inc.	1,372,590
27,400	Target Corporation	1,641,260
	Total Multiline Retail	4,093,175
	Multi-Utilities – 1.0%
28,900	Scana Corporation	1,247,613
	Oil, Gas & Consumable Fuels – 5.8%
11,600	Andeavor	1,223,452
30,000	HollyFrontier Company	1,334,400
26,300	Marathon Petroleum Corporation	1,647,169
27,300	Murphy Oil Corporation	763,035
41,000	PBF Energy Inc.	1,327,170
12,500	Phillips 66	1,219,500
	Total Oil, Gas & Consumable Fuels	7,514,726
	Paper & Forest Products – 1.0%
27,900	Domtar Corporation	1,345,338
	Personal Products – 1.9%
13,100	Estee Lauder Companies Inc., Class A	1,635,273
12,000	Herbalife, Limited	841,680
	Total Personal Products	2,476,953
	Pharmaceuticals – 1.5%
30,800	Bristol-Myers Squibb Company	1,946,252
8      NUVEEN

Shares	Description (1)	Value
	Professional Services – 1.2%
12,100	Manpower Inc.	$ 1,559,690
	Real Estate Management & Development – 1.1%
32,700	CBRE Group Inc.	1,417,872
	Road & Rail – 2.6%
15,200	Kansas City Southern Industries	1,704,528
12,000	Norfolk Southern Corporation	1,663,560
	Total Road & Rail	3,368,088
	Semiconductors & Semiconductor Equipment – 2.4%
26,400	First Solar Inc.	1,639,440
74,100	ON Semiconductor Corporation	1,487,928
	Total Semiconductors & Semiconductor Equipment	3,127,368
	Software – 10.5%
34,300	Cadence Design Systems, Inc.	1,506,113
11,500	Intuit, Inc.	1,808,030
46,100	Microsoft Corporation	3,880,237
39,600	Oracle Corporation	1,942,776
12,700	Red Hat, Inc.	1,609,852
16,200	Synopsys Inc.	1,464,156
12,900	VMware Inc.	1,549,419
	Total Software	13,760,583
	Specialty Retail – 3.0%
28,700	Best Buy Co., Inc.	1,710,807
29,200	Gap, Inc.	943,452
6,700	Home Depot, Inc.	1,204,794
	Total Specialty Retail	3,859,053
	Technology Hardware, Storage & Peripherals – 4.2%
15,500	Apple, Inc.	2,663,675
29,800	NetApp, Inc.	1,683,998
13,800	Western Digital Corporation	1,088,268
	Total Technology Hardware, Storage & Peripherals	5,435,941
	Textiles, Apparel & Luxury Goods – 3.8%
27,900	Michael Kors Holdings Limited	1,630,476
17,500	Ralph Lauren Corporation	1,665,125
22,400	VF Corporation	1,634,304
	Total Textiles, Apparel & Luxury Goods	4,929,905
	Trading Companies & Distributors – 0.4%
12,600	Air Lease Corporation	545,580
	Wireless Telecommunication Services – 2.2%
43,000	Telephone and Data Systems Inc.	1,190,670
NUVEEN      9

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services (continued)
27,700	T-Mobile US Inc, (2)	$ 1,691,639
	Total Wireless Telecommunication Services	2,882,309
	Total Long-Term Investments (cost $165,282,499)	187,603,798

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6%
	REPURCHASE AGREEMENTS – 0.6%
$ 749	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/17, repurchase price $749,137, collateralized by $720,000 U.S. Treasury Notes, 3.625%, due 2/15/21, value $766,063	0.120%	12/01/17	$ 749,134
	Total Short-Term Investments (cost $749,134)			749,134
	Total Investments (cost $166,031,633) – 144.4%			188,352,932

Shares	Description (1)	Value
	SECURITIES SOLD SHORT – (79.2)% (3)
	COMMON STOCKS SOLD SHORT – (79.2)%
	Aerospace & Defense – (1.5)%
(15,300)	BWX Technologies, Inc.	$(955,485)
(5,600)	Teledyne Technologies Inc.	(1,042,944)
	Total Aerospace & Defense	(1,998,429)
	Air Freight & Logistics – (0.9)%
(9,100)	United Parcel Service, Inc., Class B	(1,105,195)
	Airlines – (0.8)%
(25,100)	Spirit Airline Holdings	(1,070,013)
	Automobiles – (0.8)%
(3,300)	Tesla Motors Inc.	(1,019,205)
	Banks – (4.2)%
(18,795)	Commerce Bancshares Inc.	(1,064,173)
(76,400)	F.N.B. Corporation PA	(1,084,116)
(11,100)	First Republic Bank of San Francisco	(1,060,494)
(30,600)	Popular Inc.	(1,082,016)
(16,000)	Prosperity Bancshares, Inc.	(1,120,640)
	Total Banks	(5,411,439)
	Biotechnology – (4.6)%
(7,900)	Alnylam Pharmaceuticals, Inc.	(1,062,866)
(10,800)	Incyte Pharmaceuticals Inc.	(1,069,092)
(17,600)	Intercept Pharmaceuticals Incorporated	(1,080,816)
(80,700)	Intrexon Corporation	(1,100,748)
(152,400)	Opko Health Inc.	(800,100)
10      NUVEEN

Shares	Description (1)	Value
	Biotechnology (continued)
(11,100)	Tesaro Inc.	$ (939,060)
	Total Biotechnology	(6,052,682)
	Building Products – (0.8)%
(28,700)	Johnson Controls International PLC	(1,080,268)
	Capital Markets – (0.8)%
(7,200)	CME Group, Inc.	(1,076,688)
	Chemicals – (4.5)%
(12,900)	Ashland Global Holdings Incorporated	(954,342)
(6,700)	International Flavors & Fragrances Inc.	(1,041,448)
(2,500)	NewMarket Corporation	(1,001,300)
(6,700)	Praxair, Inc.	(1,031,264)
(19,400)	RPM International, Inc.	(1,027,618)
(11,800)	WR Grace & Company	(865,058)
	Total Chemicals	(5,921,030)
	Construction Materials – (1.6)%
(5,200)	Martin Marietta Materials	(1,083,628)
(8,300)	Vulcan Materials Company	(1,042,895)
	Total Construction Materials	(2,126,523)
	Containers & Packaging – (0.8)%
(18,900)	Sonoco Products Company	(1,011,339)
	Distributors – (1.4)%
(23,900)	LKQ Corporation	(942,138)
(7,000)	Pool Corporation	(879,480)
	Total Distributors	(1,821,618)
	Diversified Financial Services – (1.2)%
(2,700)	Berkshire Hathaway Inc., Class B	(521,127)
(23,800)	Voya Financial Inc.	(1,051,960)
	Total Diversified Financial Services	(1,573,087)
	Electric Utilities – (3.7)%
(23,500)	Alliant Energy Corporation	(1,060,085)
(11,700)	Duke Energy Corporation	(1,043,406)
(16,200)	Eversource Energy	(1,050,570)
(20,700)	PPL Corporation	(759,069)
(16,600)	Southern Company	(849,920)
	Total Electric Utilities	(4,763,050)
	Electronic Equipment, Instruments & Components – (1.2)%
(25,300)	Avnet Inc.	(1,047,673)
(1,900)	Coherent Inc.	(554,724)
	Total Electronic Equipment, Instruments & Components	(1,602,397)
NUVEEN      11

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Energy Equipment & Services – (3.6)%
(13,700)	Helmerich & Payne Inc.	$(802,546)
(74,700)	Nabors Industries Inc.	(451,188)
(21,600)	National-Oilwell Varco Inc.	(724,680)
(40,400)	Patterson-UTI Energy, Inc.	(872,236)
(33,500)	RPC Inc.	(805,340)
(30,000)	Superior Energy Services, Inc.	(289,500)
(228,300)	Weatherford International PLC	(753,390)
	Total Energy Equipment & Services	(4,698,880)
	Equity Real Estate Investment Trust – (2.3)%
(23,500)	American Campus Communities Inc.	(995,930)
(18,100)	Realty Income Corporation	(1,000,930)
(15,300)	Regency Centers Corporation	(1,037,493)
	Total Equity Real Estate Investment Trust	(3,034,353)
	Food & Staples Retailing – (0.8)%
(8,700)	Casey's General Stores, Inc.	(1,050,525)
	Food Products – (3.2)%
(28,100)	Hormel Foods Corporation	(1,024,245)
(12,700)	Kraft Heinz Company	(1,033,399)
(10,500)	McCormick & Company, Incorporated	(1,072,890)
(25,200)	Mondelez International Inc.	(1,082,088)
	Total Food Products	(4,212,622)
	Health Care Equipment & Supplies – (4.0)%
(18,100)	Abbott Laboratories	(1,020,297)
(16,400)	DENTSPLY SIRONA Inc.	(1,098,964)
(15,900)	DexCom, Inc.	(929,037)
(6,700)	Stryker Corporation	(1,045,200)
(11,000)	West Pharmaceutical Services Inc.	(1,099,230)
	Total Health Care Equipment & Supplies	(5,192,728)
	Hotels, Restaurants & Leisure – (0.8)%
(3,300)	Chipotle Mexican Grill, (2)	(1,004,487)
	Household Durables – (2.4)%
(16,200)	Garmin Limited	(1,005,696)
(14,000)	Lennar Corporation, Class A	(878,920)
(2,800)	Mohawk Industries Inc.	(791,308)
(15,700)	Newell Brands Inc.	(486,229)
	Total Household Durables	(3,162,153)
	Household Products – (0.6)%
(5,600)	Clorox Company	(780,024)
12      NUVEEN

Shares	Description (1)	Value
	Industrial Conglomerates – (0.6)%
(40,000)	General Electric Company	$ (731,600)
	Insurance – (3.6)%
(1,200)	Alleghany Corporation, Term Loan, (2)	(701,760)
(10,700)	Arch Capital Group Limited	(1,013,183)
(25,300)	Aspen Insurance Holdings Limited	(1,037,300)
(7,300)	RenaissanceRe Holdings, Limited	(968,345)
(26,100)	XL Group Limited	(1,013,202)
	Total Insurance	(4,733,790)
	Internet Software & Services – (1.5)%
(197,600)	Pandora Media, Inc.	(988,000)
(23,500)	Zillow Group, Inc.	(964,440)
	Total Internet Software & Services	(1,952,440)
	IT Services – (2.5)%
(17,400)	DST Systems Inc.	(1,088,892)
(8,600)	Gartner Inc.	(1,039,654)
(8,300)	WEX, Inc.	(1,068,376)
	Total IT Services	(3,196,922)
	Leisure Products – (0.8)%
(56,900)	Mattel, Inc.	(1,038,425)
	Life Sciences Tools & Services – (0.6)%
(2,800)	Bio-Rad Laboratories Inc.	(759,640)
	Machinery – (2.4)%
(7,700)	Middleby Corporation	(981,904)
(8,100)	Nordson Corporation	(1,039,716)
(14,000)	Wabtec Corporation	(1,076,600)
	Total Machinery	(3,098,220)
	Media – (0.8)%
(27,200)	Liberty Media Group, Class-C Shares	(990,080)
	Multi-Utilities – (0.7)%
(10,300)	Dominion Resources, Inc.	(866,539)
	Oil, Gas & Consumable Fuels – (7.0)%
(13,500)	Cheniere Energy Inc.	(652,320)
(195,200)	Chesapeake Energy Corporation	(794,464)
(6,700)	Cimarex Energy Company	(777,937)
(8,400)	EOG Resources, Inc.	(859,488)
(18,900)	Hess Corporation	(867,132)
(79,300)	Laredo Petroleum Holdings Inc.	(847,717)
(5,500)	Occidental Petroleum Corporation	(387,750)
NUVEEN      13

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
(15,600)	ONEOK, Inc.	$(809,640)
(29,200)	Parsley Energy Inc. Class A Shares	(784,312)
(5,300)	Pioneer Natural Resources Company	(827,012)
(17,800)	Targa Resources Corporation	(772,520)
(61,400)	WPX Energy Inc.	(777,938)
	Total Oil, Gas & Consumable Fuels	(9,158,230)
	Personal Products – (0.8)%
(60,900)	Coty Inc., Class A	(1,049,307)
	Semiconductors & Semiconductor Equipment – (0.8)%
(12,400)	Analog Devices, Inc.	(1,067,764)
	Software – (2.3)%
(62,000)	FireEye Inc.	(876,680)
(5,600)	Tyler Technologies Inc.	(1,024,352)
(5,200)	Ultimate Software Group, Inc.	(1,097,356)
	Total Software	(2,998,388)
	Specialty Retail – (5.0)%
(11,500)	Advance Auto Parts, Inc.	(1,161,500)
(1,600)	AutoZone, Inc.	(1,098,816)
(28,000)	Floor & Decor Holdings, Inc.	(1,136,520)
(3,900)	O'Reilly Automotive Inc.	(921,219)
(21,500)	Penske Auto Group, Inc.	(1,039,740)
(5,100)	Ulta Beauty, Inc.	(1,130,721)
	Total Specialty Retail	(6,488,516)
	Textiles, Apparel & Luxury Goods – (0.3)%
(31,400)	Under Armour, Inc.	(417,306)
	Thrifts & Mortgage Finance – (0.8)%
(79,500)	New York Community Bancorp Inc.	(1,060,530)
	Trading Companies & Distributors – (0.8)%
(19,600)	Fastenal Company	(1,026,844)
	Transportation Infrastructure – (0.8)%
(16,100)	Macquarie Infrastructure Corporation	(1,075,158)
	Water Utilities – (0.6)%
(21,100)	Aqua America Inc.	(801,589)
	Total Securities Sold Short (proceeds $101,802,744)	(103,280,023)
	Other Assets Less Liabilities – 34.8%	45,342,303
	Net Assets – 100%	$ 130,415,212
14      NUVEEN

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 187,603,798	$ —	$ —	$ 187,603,798
Short-Term Investments:
Repurchase Agreements	—	749,134	—	749,134
Securities Sold Short:
Common Stocks Sold Short	(103,280,023)	—	—	(103,280,023)
Total	$ 84,323,775	$749,134	$ —	$ 85,072,909
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost, as well as proceeds from common stocks sold short, and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$166,261,782
Gross unrealized:
Appreciation	$ 23,944,093
Depreciation	(1,852,943)
Net unrealized appreciation (depreciation) of investments	$ 22,091,150

Tax proceeds from common stocks sold short	$(101,018,896)
Net Unrealized appreciation (depreciation) on common stocks sold short	(2,261,127)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% if its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $92,102,812 have been pledged as collateral for Common Stocks Sold Short.
NUVEEN      15

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2018